GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 27, 2021
Net loss	$ (32,357,957)	$ (10,728,295)
Working capital deficit	$ 30,270,932
Equity purchase agreement
Value of Common stock to be issued under the agreement			$ 17,500,000	$ 17,500,000